SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,847)	$ (6,357)
Other comprehensive income (loss) before reclassifications	(1,073)	(2,669)
Amounts reclassified from accumulated other comprehensive loss	2,605	2,179
Net current-period other comprehensive income	1,532	(490)
Ending balance	(5,315)	(6,847)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,212)	(6,365)
Other comprehensive income (loss) before reclassifications	217	153
Net current-period other comprehensive income	217	153
Ending balance	(5,995)	(6,212)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(635)	8
Other comprehensive income (loss) before reclassifications	(1,290)	(2,822)
Amounts reclassified from accumulated other comprehensive loss	2,605	2,179
Net current-period other comprehensive income	1,315	(643)
Ending balance	$ (680)	$ (635)